LAND USE RIGHTS, NET - Land use rights pledged (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
LAND USE RIGHTS, NET.
Land use rights	¥ 217,975		¥ 196,195
Land use rights amortization expenses	¥ 29,977	¥ 13,657